Notes Payable - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Jun. 17, 2015 USD ($) $ / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)	Jun. 30, 2015 USD ($) Tranche	Jun. 17, 2015 CNY (¥)	Jun. 09, 2014 USD ($)	Aug. 06, 2013 USD ($)	Nov. 28, 2012 USD ($) Tranche
Debt Instrument [Line Items]
Debt face amount		$ 4,765,399		¥ 21,700,000		¥ 30,869,300
Unsecured Senior Notes Due Two Thousand Seventeen
Debt Instrument [Line Items]
Debt face amount											$ 750,000
Debt, maturity date		Nov. 28, 2017	Nov. 28, 2017
Interest rate		2.25%				2.25%
Effective interest rate		2.36%				2.36%
Unsecured Senior Notes Due Two Thousand Twenty Two
Debt Instrument [Line Items]
Debt face amount											$ 750,000
Debt, maturity date		Nov. 28, 2022	Nov. 28, 2022
Interest rate		3.50%				3.50%
Effective interest rate		3.59%				3.59%
Unsecured Senior Notes Due Twenty Eighteen
Debt Instrument [Line Items]
Debt face amount										$ 1,000,000
Debt, maturity date		Aug. 06, 2018	Aug. 06, 2018
Interest rate		3.25%				3.25%
Effective interest rate		3.39%				3.39%
Unsecured Senior Notes Due Twenty Nineteen
Debt Instrument [Line Items]
Debt face amount									$ 1,000,000
Debt, maturity date		Jun. 09, 2019	Jun. 09, 2019
Interest rate		2.75%				2.75%
Effective interest rate		3.00%				3.00%
Unsecured Senior Notes Due Two Thousand Twenty
Debt Instrument [Line Items]
Debt face amount							$ 750,000
Debt, maturity date		Jun. 30, 2020	Jun. 30, 2020
Interest rate		3.00%				3.00%
Effective interest rate		3.13%				3.13%
Unsecured Senior Notes Due Two Thousand Twenty Five
Debt Instrument [Line Items]
Debt face amount							$ 500,000
Debt, maturity date		Jun. 30, 2025	Jun. 30, 2025
Interest rate		4.13%				4.13%
Effective interest rate		4.22%				4.22%
Unsecured Senior Notes
Debt Instrument [Line Items]
Number of tranches issued and sold | Tranche							2				2
Net proceeds from issuance of debt		$ 1,200,000	¥ 7,750,000	¥ 6,190,000	¥ 6,110,000
Discount on debt issued		11,480				¥ 74,360
Debt issuance cost		$ 23,090	¥ 149,590
senior unsecured convertible notes | Qunar
Debt Instrument [Line Items]
Debt face amount	$ 500,000
Debt, maturity date	Jun. 17, 2021
Interest rate	2.00%							2.00%
Initial conversion price | $ / shares	$ 55.00
Equity component of notes	$ 87,870							¥ 569,220
Debt component of notes	391,300							2,530,000
Debt issuance costs	$ 6,630							¥ 42,940